GENERAL - Senior Secured Credit Facility and subordinated Debt (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Stock issued during period, value		$ 5,846
Gross proceeds of subordinated debt	$ 12,000		$ 12,000
Subordinated promissory note term			2 years
Consideration unsecured subordinated promissory note		211	$ 8,945
Subordinated Debt		$ 15,633
Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 7,000				$ 5,000
Consideration unsecured subordinated promissory note			$ 12,000
Fortress [Member]
Line of Credit Facility [Line Items]
Initial warrants received by investor | shares		25,000
Additional warrants | shares		75,000
Stock issued during period, shares | shares		106,705
Stock issued during period, value		$ 200
Sale of stock, price per share | $ / shares		$ 1.87
Warrants and rights outstanding, term		7 years
Outstanding principal of credit Facility		$ 6,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Unused Fee (as a percent)		0.50%
Original issue discount (as a percent)		2.50%
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		2.25%
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		4.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
EBITDA Leverage Ratio		2.5
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest Margin		7.00%
EBITDA Leverage Ratio		2.5
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount						$ 20,000
Current borrowing capacity						1,000
Gross draw down amount				$ 4,000
Outstanding principal of credit Facility		$ 16,967
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity						10,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity						$ 10,000